ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of September 30,
	2022	2021
VAT payable	$4,054,300	$4,740,889
Other tax payables	93,282	80,592
Other	2,802,190	2,054,288
Total	$6,949,772	$6,875,769